UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:           March 31, 2008
                                                 -------------------------------

Check here if Amendment [_]; Amendment Number: ______
         This Amendment (Check only one.):  [_] is a restatement.
                                            [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Sirius Advisors LLC
Address:     2250 E Imperial Hwy., Suite 241
             El Segundo, CA 90245


Form 13F File Number: 28-
                         -----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                   Garrett M. Wilson
      ------------------------------------------------------
Title:                      President
        ----------------------------------------------------
Phone:                   (310) 492-5114
       -----------------------------------------------------

Signature, Place, and Date of Signing:

 /s/ Garrett M. Wilson               El Segundo, CA            5/12/2008
-------------------------------- ------------------------ -------------------
      [Signature]                    [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                   ----------------------

Form 13F Information Table Entry Total:              14
                                        -----------------

Form 13F Information Table Value Total:          $3,201
                                        -----------------
                                            (thousands)

List of Other Included Managers:


NONE

                           FORM 13F INFORMATION TABLE

                                                         VALUE   SHARES OR  SH/  PUT/  INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS     CUSIP    (X$1000)  PRN AMT   PRN  CALL  DSCRETN  MANAGERS   SOLE    SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
BERKSHIRE HATHAWAY INC DEL  CL B             084670207      537      120    SH         SOLE        0          120      0         0
COMCAST CORP NEW            CL A SPL         20030N200      521   27,450    SH         SOLE        0       27,450      0         0
CROWN CRAFTS INC            COMw             228309100      141   40,000    SH         SOLE        0       40,000      0         0
FLAMEL TECHNOLOGIES SA      SPONSORED ADR    338488109       93   10,000    SH         SOLE        0       10,000      0         0
FORGENT NETWORKS INC        COM              34629U103      132  254,654    SH         SOLE        0      254,654      0         0
ISORAY INC                  COM              46489V104      124  123,573    SH         SOLE        0      123,573      0         0
LIMITED BRANDS INC          COM              532716107      199   11,650    SH         SOLE        0       11,650      0         0
MERCK & CO INC              COM              589331107      524   13,807    SH         SOLE        0       13,807      0         0
OFFICE DEPOT INC            COM              676220106      117   10,600    SH         SOLE        0       10,600      0         0
OPTIMAL GROUP INC           CL A NEW         68388R208       51   16,025    SH         SOLE        0       16,025      0         0
PINNACLE AIRL CORP          COM              723443107      150   17,200    SH         SOLE        0       17,200      0         0
QUADRAMED CORP              COM              74730W101       68   35,560    SH         SOLE        0       35,560      0         0
SCHERING PLOUGH CORP        COM              806605101      468   32,502    SH         SOLE        0       32,502      0         0
TENET HEALTHCARE CORP       COM              88033G100       75   13,300    SH         SOLE        0       13,300      0         0
                                                        -------
                                                          3,201